Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
IPO closing date	Jan. 25, 2017
Anti-dilutive non-vested securities excluded from calculation of diluted earnings per share	11,477,396		168,641
Anti-dilutive impact of share options on calculation of the diluted earnings per share excluded from calculation	8,937,473	7,035,388	4,626,385
Anti-dilutive impact of warrants on calculation of diluted earnings per share excluded from calculation		6,964,592